Income taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Taxes Assets And Liabilities Net [Line Items]
Accrued for interest or penalties	$ 0	$ 0
Liability for uncertain tax positions	0	0
Effective tax rate	38.20%	40.60%	18.90%
Tax credit carryforward expiration period	20 years
Federal research tax credit		$ 240,000